Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Accrued Expenses And Other Liabilities Abstract
Payroll payable	$ 1,755	$ 1,884
Value added taxes and other taxes payable	973	993
Subscription amount received for unvested restricted shares	724	913
Technical service fee payable		438
Other accrued expenses	585	621
Total	$ 4,037	$ 4,849